Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Apr. 29, 2023	Apr. 30, 2022	Apr. 24, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance
							Value of Initial Fixed $100 Investment Based On: (4)
Year(1)	Summary Compensation Table Total for Whittington ($)(2)	Summary Compensation Table Total for Darrow ($)(2)	Compensation Actually Paid to Whittington ($)(3)	Compensation Actually Paid to Darrow ($)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(3)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(5)	Net Income ($000)	Sales ($000)(6)
FY 2023	5,983,987	N/A	6,667,375	N/A	1,549,759	1,683,115	143.95	172.75	150,664	2,349,433
FY 2022	5,798,794	N/A	3,020,052	N/A	1,662,812	720,942	128.27	174.70	150,017	2,356,811
FY 2021	N/A	6,710,425	N/A	14,512,272	1,755,984	3,279,190	207.10	250.51	106,461	1,734,244

Company Selected Measure Name	Sales
Named Executive Officers, Footnote [Text Block]	The PEO and NEOs for the applicable fiscal years were as follows:
a.FY 2023: Melinda D. Whittington served as the company's PEO for the entirety of FY 2023 and the company's other NEOs were: Robert G. Lucian, Otis S. Sawyer, Michael A. Leggett, and Robert Sundy II.
b.FY 2022: Melinda D. Whittington served as the company's PEO for the entirety of FY 2022 and the company's other NEOs were: Robert G. Lucian, Darrell D. Edwards, Otis S. Sawyer, and Raphael Z. Richmond.
	c.FY 2021: Kurt L. Darrow served as the company's PEO for the entirety of FY 2021 and the company's other NEOs were: Melinda D. Whittington, Darrell D. Edwards, Otis S. Sawyer, and Stephen K. Krull.
Peer Group Issuers, Footnote [Text Block]	The company used the Dow Jones U.S. Furnishings Index for its Total Shareholder Return (“TSR”) Peer Group. This is the same peer group used for purposes of the 2023 Annual Report.
Adjustment To PEO Compensation, Footnote [Text Block]

CAP Adjustments

Year	Summary Compensation Table Total ($)(a)	Minus Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year ($)(b)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($)(c)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($)(d)	Plus/(Minus) Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(e)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(f)	Minus Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(g)	Plus Dollar Value of Dividends or Other Earnings Paid on Stock Awards in Fiscal Year and Prior to Vesting Date ($)(h)	Equals Compensation Actually Paid ($)
Melinda D. Whittington
FY 2023	5,983,987	(3,535,586)	4,172,324	111,389	—	(84,103)	—	19,364	6,667,375
FY 2022	5,798,794	(2,699,687)	1,399,838	(1,115,543)	—	(369,278)	—	5,928	3,020,052
Kurt L. Darrow
FY 2021	6,710,425	(2,855,441)	5,256,100	3,860,777	—	1,534,518	—	5,893	14,512,272
Non-PEOs (Average) (i)
FY 2023	1,549,759	(657,470)	775,876	22,396	—	(13,725)	—	6,279	1,683,115
FY 2022	1,662,812	(535,139)	277,482	(484,233)	—	(201,653)	—	1,673	720,942
FY 2021	1,755,984	(580,383)	1,068,302	770,560	—	262,213	—	2,514	3,279,190
Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the non-PEOs, amount shown represent averages.
b.Represents the grant date fair value of the stock option and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
c.Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes and, in the case of performance-based share awards, are valued based on the probable outcome of the underlying performance-based vesting conditions as of the applicable fiscal-year end.
d.Represents the change in fair value during the indicated fiscal year of the outstanding and unvested option awards and stock awards held by the applicable NEO, granted in previous fiscal years, as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for performance-based share awards, based on the probable outcome of the underlying performance-based vesting conditions as of the last day of the fiscal year.
e.Represents the fair value at vesting of the option awards and stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
f.Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
g.Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
h.Represents the dollar value of any cash dividends or other earnings paid on stock awards in the indicated fiscal year and prior to the vesting date that are not otherwise included in the total compensation for the indicated fiscal year.
i.See footnote 1 above for the non-PEOs included in the average for each year. As discussed above, Ms. Whittington is included in the average for the non-PEOs for FY 2021.

Non-PEO NEO Average Total Compensation Amount	$ 1,549,759	$ 1,662,812	$ 1,755,984
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,683,115	720,942	3,279,190
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

CAP Adjustments

Year	Summary Compensation Table Total ($)(a)	Minus Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year ($)(b)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($)(c)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($)(d)	Plus/(Minus) Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(e)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(f)	Minus Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(g)	Plus Dollar Value of Dividends or Other Earnings Paid on Stock Awards in Fiscal Year and Prior to Vesting Date ($)(h)	Equals Compensation Actually Paid ($)
Melinda D. Whittington
FY 2023	5,983,987	(3,535,586)	4,172,324	111,389	—	(84,103)	—	19,364	6,667,375
FY 2022	5,798,794	(2,699,687)	1,399,838	(1,115,543)	—	(369,278)	—	5,928	3,020,052
Kurt L. Darrow
FY 2021	6,710,425	(2,855,441)	5,256,100	3,860,777	—	1,534,518	—	5,893	14,512,272
Non-PEOs (Average) (i)
FY 2023	1,549,759	(657,470)	775,876	22,396	—	(13,725)	—	6,279	1,683,115
FY 2022	1,662,812	(535,139)	277,482	(484,233)	—	(201,653)	—	1,673	720,942
FY 2021	1,755,984	(580,383)	1,068,302	770,560	—	262,213	—	2,514	3,279,190
Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the non-PEOs, amount shown represent averages.
b.Represents the grant date fair value of the stock option and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
c.Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes and, in the case of performance-based share awards, are valued based on the probable outcome of the underlying performance-based vesting conditions as of the applicable fiscal-year end.
d.Represents the change in fair value during the indicated fiscal year of the outstanding and unvested option awards and stock awards held by the applicable NEO, granted in previous fiscal years, as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for performance-based share awards, based on the probable outcome of the underlying performance-based vesting conditions as of the last day of the fiscal year.
e.Represents the fair value at vesting of the option awards and stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
f.Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
g.Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
h.Represents the dollar value of any cash dividends or other earnings paid on stock awards in the indicated fiscal year and prior to the vesting date that are not otherwise included in the total compensation for the indicated fiscal year.
i.See footnote 1 above for the non-PEOs included in the average for each year. As discussed above, Ms. Whittington is included in the average for the non-PEOs for FY 2021.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid versus Net Income
The chart below demonstrates the relationship between Compensation Actually Paid amounts for our PEOs and our other NEOs and our net income. Net income is not a direct component of our executive compensation program, although it is correlated with other components of our executive compensation program, such as our operating margin metric. Variations in the Compensation Actually Paid amounts for our PEOs and other NEOs are due in large part to the significant emphasis the company places on long-term equity incentives, the value of which fluctuates based on the vesting level of our performance-based equity awards and changes in stock price over time.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
The chart below demonstrates the relationship between Compensation Actually Paid amounts for our PEOs and each of our other NEOs and our sales for the applicable fiscal year. Variations in the Compensation Actually Paid amounts for our PEOs and other NEOs are due in large part to the significant emphasis the company places on long-term equity incentives, the value of which fluctuates based on the vesting level of our performance-based equity awards and changes in stock price over time.

Total Shareholder Return Vs Peer Group [Text Block]
We believe the “Compensation Actually Paid” in each of the years reported above and over the three-year cumulative period are reflective of the Compensation Committee’s philosophy to create and reinforce a pay for performance culture as the “Compensation Actually Paid” fluctuated year-over-year, primarily due to our stock performance and our varying levels of achievement against pre-established performance goals under our MIP and long-term equity incentive program, including sales, operating margin, operating cash flow, and relative TSR.
TSR: Company versus Peer Group and Compensation Actually Paid
As shown in the chart below, our three-year cumulative TSR for the period of FY21 through FY23 is slightly less than the three-year cumulative TSR for companies included in our peer group TSR. As this chart demonstrates, Compensation Actually Paid for our PEOs and our other NEOs was generally aligned with our TSR during the applicable period.

Tabular List [Table Text Block]	Sales •Operating Margin •Operating Cash Flow •Relative TSR •Stock Price (through the use of stock options and equity-based awards)
Total Shareholder Return Amount	$ 143.95	128.27	207.10
Peer Group Total Shareholder Return Amount	172.75	174.70	250.51
Net Income (Loss)	$ 150,664,000	$ 150,017,000	$ 106,461,000
Company Selected Measure Amount	2,349,433,000	2,356,811,000	1,734,244,000
PEO Name	Melinda D. Whittington	Melinda D. Whittington	Kurt L. Darrow
Additional 402(v) Disclosure [Text Block]	Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year(s) in which the individual served as PEO (in the case of Ms. Whittington and Mr. Darrow) and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable fiscal year for the company’s NEOs reported for the applicable year other than the PEOs for such years.(3)To calculate compensation actually paid, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable years. A reconciliation of the adjustments for Ms. Whittington and Mr. Darrow (in the applicable year(s) in which such individuals served as PEO) and for the average of the other NEOs is set forth following the footnotes to this table.(4)Pursuant to the rules of the SEC, the comparison assumes $100 was invested on April 25, 2020 in our common stock. Historic stock price performance is not necessarily indicative of future stock price performance.For FY 2023, the Compensation Committee determined that sales continues to be viewed as a core driver of the company’s performance and stockholder value creation and is used as a component in the company’s FY 2023 MIP and FY 2023 - 2025 long-term equity incentive program. Sales is measured on a GAAP basis and does not reflect any adjustments. Please see the Compensation Discussion and Analysis for further information regarding the use of sales in the company's executive compensation program.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Sales
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Operating Margin
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Operating Cash Flow
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Stock Price (through the use of stock options and equity-based awards)
Whittington [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 5,983,987	$ 5,798,794
PEO Actually Paid Compensation Amount	6,667,375	3,020,052
Darrow [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	6,710,425		$ 6,710,425
PEO Actually Paid Compensation Amount	14,512,272		14,512,272
PEO [Member] | Whittington [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,535,586)	(2,699,687)
PEO [Member] | Whittington [Member] | Equity Awards Granted, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,172,324	1,399,838
PEO [Member] | Whittington [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	111,389	(1,115,543)
PEO [Member] | Whittington [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Whittington [Member] | Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(84,103)	(369,278)
PEO [Member] | Whittington [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Whittington [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	19,364	5,928
PEO [Member] | Darrow [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(2,855,441)
PEO [Member] | Darrow [Member] | Equity Awards Granted, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			5,256,100
PEO [Member] | Darrow [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			3,860,777
PEO [Member] | Darrow [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Darrow [Member] | Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,534,518
PEO [Member] | Darrow [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Darrow [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			5,893
Non-PEO NEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(657,470)	(535,139)	(580,383)
Non-PEO NEO [Member] | Equity Awards Granted, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	775,876	277,482	1,068,302
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	22,396	(484,233)	770,560
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(13,725)	(201,653)	262,213
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 6,279	$ 1,673	$ 2,514